Investments (Details Textuals 8)	Dec. 31, 2011	Dec. 31, 2010
Investments [Abstract]
Percentage reporting categories for aging of gross unrealized loss and other than temporary loss for fixed maturity and equity securities available-for-sale investment disclosure, less than stated percentage	20.00%	20.00%
Percentage reporting categories for aging of gross unrealized loss and other than temporary loss for fixed maturity and equity securities available-for-sale investment disclosure, equal to or more than stated percentage	20.00%	20.00%